                          ING Variable Insurance Trust
                     ING GET U.S. Core Portfolio - Series 3


                       Supplement Dated January 30, 2004
                       To the ING GET U.S. Core Portfolio
                                    Series 3
                   Statement of Additional Information (SAI)
                             Dated December 8, 2003


The following amends all references to the following dates in the SAI: Offering Period, Guarantee Period and Guarantee Maturity Date:

     Offering Period:               December 12, 2003 through March 11, 2004
     Guarantee Period:              March 12, 2004 through March 12, 2009
     Guarantee Maturity Date:       March 12, 2009




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ING Variable Insurance Trust
                     ING GET U.S. Core Portfolio - Series 3


                       Supplement Dated January 30, 2004
                       To the ING GET U.S. Core Portfolio
                              Series 3 Prospectus
                             Dated December 8, 2003


The following amends all references to the following dates in the Prospectus:
Offering Period, Guarantee Period and Guarantee Maturity Date:

        Offering Period:               December 12, 2003 through March 11, 2004
        Guarantee Period:              March 12, 2004 through March 12, 2009
        Guarantee Maturity Date:       March 12, 2009




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE